Supplement to the
Fidelity® Magellan® Fund
Class K
May 30, 2018
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jeffrey Feingold (co-manager) has managed the fund since September 2011.

Sammy Simnegar (co-manager) has managed the fund since February 2019.

It is expected that Mr. Feingold will retire effective on or about December 31, 2019. At that time, Mr. Simnegar will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jeffrey Feingold is co-manager of the fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and portfolio manager.

Sammy Simnegar is co-manager of the fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

It is expected that Mr. Feingold will retire effective on or about December 31, 2019. At that time, Mr. Simnegar will assume sole portfolio manager responsibilities for the fund.

MAG-K-19-01 1.900388.106	February 22, 2019

Supplement to the
Fidelity® Magellan® Fund
May 30, 2018
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jeffrey Feingold (co-manager) has managed the fund since September 2011.

Sammy Simnegar (co-manager) has managed the fund since February 2019.

It is expected that Mr. Feingold will retire effective on or about December 31, 2019. At that time, Mr. Simnegar will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jeffrey Feingold is co-manager of the fund, which he has managed since September 2011. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and portfolio manager.

Sammy Simnegar is co-manager of the fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

It is expected that Mr. Feingold will retire effective on or about December 31, 2019. At that time, Mr. Simnegar will assume sole portfolio manager responsibilities for the fund.

MAG-19-01 1.480658.121	February 22, 2019